PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Invesco Global Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Canada : 0 .6%
90,224
(1)
Canadian Pacific Kansas
City Ltd.
$ 6,713,568
0 .6
China : 3 .6%
864,222
JD.com, Inc., ADR
25,174,787
2 .3
436,040
(2)(3)
Meituan - Class B
6,312,199
0 .6
154,700
Tencent Holdings Ltd.
5,996,784
0 .6
17,784
Yum China Holdings, Inc.
990,924
0 .1
38,474,694
3 .6
Denmark : 4 .1%
487,806
Novo Nordisk A/S - Class B
44,415,353
4 .1
France : 12 .0%
360,819
Airbus SE
48,295,079
4 .5
118,237
Dassault Systemes SE
4,391,609
0 .4
46,665
EssilorLuxottica SA
8,117,171
0 .8
41,123
Kering SA
18,684,775
1 .7
64,598  LVMH Moet Hennessy
Louis Vuitton SE
48,760,556
4 .5
8,334
Pernod Ricard SA
1,387,528
0 .1
129,636,718
12 .0
Germany : 2 .6%
14,900
Allianz SE
3,545,846
0 .3
190,227
SAP SE
24,623,370
2 .3
28,169,216
2 .6
India : 6 .5%
7,664,569
DLF Ltd.
48,880,157
4 .5
295,432
HDFC Bank Ltd.
5,418,198
0 .5
669,162
ICICI Bank Ltd., ADR
15,471,026
1 .5
69,769,381
6 .5
Israel : 0 .9%
57,910
(1)(3)
Nice Ltd., ADR
9,844,700
0 .9
Italy : 0 .9%
102,518
Brunello Cucinelli SpA
7,775,869
0 .7
5,354
Ferrari NV
1,578,282
0 .2
9,354,151
0 .9
Japan : 5 .4%
45,800
Hoya Corp.
4,690,721
0 .4
75,104
Keyence Corp.
27,775,405
2 .6
635,100  Murata Manufacturing Co.
Ltd.
11,585,598
1 .1
47,100
(1)
Omron Corp.
2,096,018
0 .2
339,600
TDK Corp.
12,555,102
1 .1
58,702,844
5 .4
Netherlands : 1 .4%
21,548
(1)
ASML Holding NV
12,686,394
1 .2
112,119
Universal Music Group NV
2,925,878
0 .2
15,612,272
1 .4
Spain : 1 .3%
229,163
Amadeus IT Group SA
13,842,065
1 .3
Sweden : 4 .2%
826,655
Assa Abloy AB - Class B
17,962,034
1 .6
2,081,766
Atlas Copco AB - Class A
27,959,531
2 .6
45,921,565
4 .2
Switzerland : 0 .7%
17,236
Lonza Group AG
7,972,462
0 .7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 54 .9%
86,370
(3)
Adobe, Inc.
$ 44,040,063
4 .1
29,121
Agilent Technologies, Inc.
3,256,310
0 .3
1,015,024
(3)
Alphabet, Inc. - Class A
132,826,041
12 .3
97,304
(3)
Amazon.com, Inc.
12,369,284
1 .1
297,048
Analog Devices, Inc.
52,010,134
4 .8
193,298
(3)
Avantor, Inc.
4,074,722
0 .4
73,652
(3)
Boston Scientific Corp.
3,888,826
0 .4
18,006
(3)
Charles River Laboratories
International, Inc.
3,528,816
0 .3
15,240
(3)
Charter Communications,
Inc. - Class A
6,702,857
0 .6
23,422
Danaher Corp.
5,810,998
0 .5
22,518
Ecolab, Inc.
3,814,549
0 .4
80,721
Equifax, Inc.
14,786,473
1 .4
46,351  Fidelity National Information
Services, Inc.
2,561,820
0 .2
9,552
(3)
IDEXX Laboratories, Inc.
4,176,803
0 .4
39,509
(3)
Illumina, Inc.
5,423,796
0 .5
92,459
Intuit, Inc.
47,241,001
4 .4
34,860
(3)
Intuitive Surgical, Inc.
10,189,229
0 .9
53,368
(3)
IQVIA Holdings, Inc.
10,500,154
1 .0
3,711
Lam Research Corp.
2,325,943
0 .2
45,152  Marriott International, Inc. -
Class A
8,875,077
0 .8
320,501
Marvell Technology, Inc.
17,348,719
1 .6
259,521
(3)
Meta Platforms, Inc. - Class
A
77,910,799
7 .2
64,865
Microsoft Corp.
20,481,124
1 .9
33,829
NVIDIA Corp.
14,715,277
1 .4
229,901
(3)
Phathom Pharmaceuticals,
Inc.
2,384,073
0 .2
110,307
S&P Global, Inc.
40,307,281
3 .7
49,903
(3)
Splunk, Inc.
7,298,314
0 .7
3,174  Thermo Fisher Scientific,
Inc.
1,606,584
0 .2
57,006  United Parcel Service, Inc.
- Class B
8,885,525
0 .8
105,286
Visa, Inc. - Class A
24,216,833
2 .2
593,557,425
54 .9
Total Common Stock
(Cost $570,073,806)
1,071,986,414
99 .1
Total Long-Term
Investments
(Cost $570,073,806)
1,071,986,414
99 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Global Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .0%
Repurchase Agreements : 1 .1%
2,934,657
(4)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
09/29/2023, 5.300%, due
10/02/2023 (Repurchase
Amount $2,935,935,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$2,993,350, due
08/05/25-05/20/72)
$ 2,934,657
0 .3
2,934,657
(4)
Daiwa Capital Markets,
Repurchase Agreement
dated 09/29/2023,
5.320%, due 10/02/2023
(Repurchase Amount
$2,935,940, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,993,533, due
01/31/24-10/01/53)
2,934,657
0 .3
2,905,311
(4)
Industrial & Comm. Bank
of China, Repurchase
Agreement dated
09/29/2023, 5.330%, due
10/02/2023 (Repurchase
Amount $2,906,584,
collateralized by various
U.S. Government
Securities, 0.000%-7.500%,
Market Value plus accrued
interest $2,963,417, due
10/31/23-02/15/53)
2,905,311
0 .2
569,811
(4)
MUFG Securities
Americas Inc., Repurchase
Agreement dated
09/29/2023, 5.300%, due
10/02/2023 (Repurchase
Amount $570,059,
collateralized by various
U.S. Government Agency
Obligations, 2.000%-
6.000%, Market Value plus
accrued interest $581,207,
due 02/01/37-07/01/53)
569,811
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,934,657
(4)
National Bank Financial,
Repurchase Agreement
dated 09/29/2023,
5.340%, due 10/02/2023
(Repurchase Amount
$2,935,945, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued interest
$2,993,350, due 10/02/23)
$ 2,934,657
0 .3
Total Repurchase
Agreements
(Cost $12,279,093)
12,279,093
1 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .9%
9,671,683
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.240%
(Cost $9,671,683) $ 9,671,683 0 .9
Total Short-Term
Investments
(Cost $21,950,776)
21,950,776
2 .0
Total Investments in
Securities
(Cost $592,024,582) $ 1,093,937,190 101 .1
Liabilities in Excess of
Other Assets (12,269,307) ( 1 .1 )
Net Assets $ 1,081,667,883 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Non-income producing security.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Global Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 31 .0%
Communication Services 20 .9
Consumer Discretionary 13 .4
Industrials 11 .5
Health Care 11 .1
Financials 6 .2
Real Estate 4 .5
Materials 0 .4
Consumer Staples 0 .1
Short-Term Investments 2 .0
Liabilities in Excess of Other Assets ( 1 .1 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Global Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Canada $ 6,713,568 $ — $ — $ 6,713,568
China 26,165,711 12,308,983 — 38,474,694
Denmark — 44,415,353 — 44,415,353
France — 129,636,718 — 129,636,718
Germany — 28,169,216 — 28,169,216
India 15,471,026 54,298,355 — 69,769,381
Israel 9,844,700 — — 9,844,700
Italy — 9,354,151 — 9,354,151
Japan — 58,702,844 — 58,702,844
Netherlands — 15,612,272 — 15,612,272
Spain — 13,842,065 — 13,842,065
Sweden — 45,921,565 — 45,921,565
Switzerland — 7,972,462 — 7,972,462
United States 593,557,425 — — 593,557,425
Total Common Stock 651,752,430 420,233,984 — 1,071,986,414
Short-Term Investments 9,671,683 12,279,093 — 21,950,776
Total Investments, at fair value $ 661,424,113 $ 432,513,077 $ — $ 1,093,937,190
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 541,708,354
Gross Unrealized Depreciation (39,795,746)
Net Unrealized Appreciation $ 501,912,608